Properties, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2016
Properties, Plant and Equipment
Schedule of oil and gas properties

	December 31,	December 31,
(in thousands of dollars)	2016	2015
Mineral interests in properties
Unproved	$213,153	$75,308
Proved	1,054,683	1,031,669
Wells and equipment and related facilities	1,395,291	1,289,323
	2,663,127	2,396,300
Less: Accumulated depletion and impairment	(919,539)	(760,534)
Net oil and gas properties	$1,743,588	$1,635,766

Schedule of other property, plant and equipment

	December 31,	December 31,
(in thousands of dollars)	2016	2015
Leasehold improvements	$1,213	$1,260
Furniture, fixtures, computers and software	4,170	4,090
Vehicles	1,677	1,537
Aircraft	910	910
Other	284	247
	8,254	8,044
Less: Accumulated depreciation and amortization	(5,258)	(4,171)
Net other property, plant and equipment	$2,996	$3,873